Loans - Age Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 228	$ 1,019
60-89 Days Past Due		289
90 Days or Greater Past Due	0	0
Total Past Due	228	1,308
Current	109,499	108,258
Nonaccrual Loans	892	3,822
Total loans	110,619	113,388
One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	59	333
60-89 Days Past Due		15
90 Days or Greater Past Due	0	0
Total Past Due	59	348
Current	52,649	57,342
Nonaccrual Loans		2,286
Total loans	52,708	59,976
Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		233
90 Days or Greater Past Due	0	0
Total Past Due		233
Current	22,043	23,220
Nonaccrual Loans		447
Total loans	22,043	23,900
Multi-Family Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or Greater Past Due	0	0
Current	10,498	3,193
Nonaccrual Loans	124	170
Total loans	10,622	3,363
Land and Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		221
90 Days or Greater Past Due	0	0
Total Past Due		221
Current	7,075	6,079
Nonaccrual Loans		214
Total loans	7,075	6,514
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	167	181
60-89 Days Past Due		272
90 Days or Greater Past Due	0	0
Total Past Due	167	453
Current	15,838	16,202
Nonaccrual Loans	768	703
Total loans	16,773	17,358
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2	51
60-89 Days Past Due		2
90 Days or Greater Past Due	0	0
Total Past Due	2	53
Current	1,396	2,222
Nonaccrual Loans		2
Total loans	$ 1,398	$ 2,277